Financial instrument (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments
Schedule of total marketable securities by currency

	June 30,	December 31,
	2024	2023
Percent

USD	78%	81%
DKK	13%	12%
EUR	8%	6%
GBP	1%	1%
Total	100%	100%

Schedule of level 3 reconciliation of assets

(DKK million)	June 30, 2024				December 31, 2023
Assets Measured at Fair Value	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Marketable securities	11,402	—	—	11,402	13,268	—	—	13,268
Other investments	38	14	144	196	47	—	87	134